Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]

Notes Payable Table 1:

	September 30, 2021	December 31, 2020
Total notes payable	$460,406	$1,656,772
Less: Discount	-	(756,795)
Notes payable - net of discount	$460,406	$899,977

Current Portion, net of discount	$460,406	$899,977
Long-term portion, net of discount	$-	$-

Notes Payable Table 2:

	December 31, 2020	December 31, 2019
Total notes payable	$1,656,772	$846,166
Less: Discount	(756,795)	(646,888)
Notes payable - net of discount	$899,977	$199,278

Current Portion, net of discount	$899,977	$199,278
Long-term portion, net of discount	$-	$-

Convertible Debt [Table Text Block]
					Interest	Amortization
					Expense	of Discount	Discount
	Principal Balance		Accrued Interest		Year Ended	Year Ended	Balance
	12/31/2020	12/31/2019	12/31/2020	12/31/2019	12/31/2020	12/31/2020	12/31/2020
Series C Convertible Debenture	$110,833	$110,833	$68,823	$57,709	$11,114	$-	$-

Series D Convertible Debenture	11,333	11,333	8,390	7,026	1,364	-	-

Convertible Note A	41,000	41,000	12,035	7,101	4,934	-	-

Power Up Note 11	-	45,000	-	1,805	875	34,498	-

Power Up Note 12	-	53,000	-	1,499	1,813	46,014	-

Power Up Note 13	-	73,000	-	1,488	3,240	66,554	-

Eagle Equity Note 1	-	256,000	-	3,367	15,660	248,216	-

Eagle Equity Note 2	-	256,000	-	1,010	21,813	247,605	-

Eagle Equity Note 3	-	-	-	-	24,608	256,000	-

Eagle Equity Note 4(a)	84,000	-	8,132	-	12,332	93,097	35,903

Eagle Equity Note 5(b)	100,000	-	8,779	-	8,779	44,747	55,253

Eagle Equity Note 6(c)	200,200	-	12,112	-	12,112	51,473	148,727

Eagle Equity Note 7(d)	200,200	-	8,754	-	8,754	20,161	180,039

Eagle Equity Note 8(e)	114,400	-	3,498	-	3,498	1,380	113,020

Eagle Equity Note 9(f)	114.400		2,369		2,369	6,053	90,779

Eagle Equity Note 10(g)	220.000		1,591		1,591	5,087	133,074

PPP Loan	460,406	-	3,039	-	3,037	-	-

Other	-	-	-	1,865	3,269	8,000	-

Total	$1,656,772	$846,166	$137,522	$82,870	$141,162	$1,128,885	$756,795

(a) Subsequent to December 31, 2020, $84,000 of principal and $8,398 of accrued interest of this note were converted to a total of 7,629,714 shares of the Company’s Common Stock. As of the date of this filing this note is fully satisfied and there are no further obligations.

(b) Subsequent to December 31, 2020, $100,000 of principal and $9,317 of accrued interest of this note were converted to a total of 8,782,885 shares of the Company’s Common Stock. As of the date of this filing this note is fully satisfied and there are no further obligations.

(c) Subsequent to December 31, 2020, $200,000 of principal and $13,864 of accrued interest of this note were converted to a total of 13,734,672 shares of the Company’s Common Stock. As of the date of this filing this note is fully satisfied and there are no further obligations.

(d) Subsequent to December 31, 2020, the Company entered into a settlement agreement whereby principal of $200,200 and all accrued interest and prepayment penalties due under this note were converted to a total of 1,184,148 shares of the Company’s Common Stock. As of the date of this filing this note is fully satisfied and there are no further obligations.

(e) Subsequent to December 31, 2020, the Company entered into a settlement agreement whereby principal of $114,400 and all accrued interest and prepayment penalties due under this note were converted to a total of 639,593 shares of the Company’s Common Stock. As of the date of this filing this note is fully satisfied and there are no further obligations.

(f) Subsequent to December 31, 2020, the Company entered into a settlement agreement whereby principal of $114,400 and all accrued interest and prepayment penalties due under this note were converted to a total of 605,177 shares of the Company’s Common Stock. As of the date of this filing this note is fully satisfied and there are no further obligations.

(g) Subsequent to December 31, 2020, the Company entered into a settlement agreement whereby principal of $200,200 and all accrued interest and prepayment penalties due under this note were converted to a total of 1,095,131 shares of the Company’s Common Stock. As of the date of this filing this note is fully satisfied and there are no further obligations.